Summary of Significant Accounting Policies - Schedule of Concentration of Credit Risk (Details) - Customer Concentration Risk - Revenue Benchmark	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer 1
Revenue, Major Customer [Line Items]
Concentration Credit Risk Percentage	64.90%	75.60%	78.00%	62.20%	58.60%	30.70%
Customer 2
Revenue, Major Customer [Line Items]
Concentration Credit Risk Percentage	1.50%	24.30%	10.10%	18.40%	23.20%	11.40%
Customer 3
Revenue, Major Customer [Line Items]
Concentration Credit Risk Percentage	17.40%	0.00%	5.20%	0.00%	11.20%	0.00%
Customer 4
Revenue, Major Customer [Line Items]
Concentration Credit Risk Percentage	0.00%	0.00%	0.00%	13.20%	0.00%	32.90%
Customer 5
Revenue, Major Customer [Line Items]
Concentration Credit Risk Percentage					0.00%	17.20%